Revenues and other income - Current and non-current deferred income (Details) € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 3,000,646
Significant financing component	8,728
Revenue recognition of upfront/license fees	(180,711)
Revenue recognition of milestones	(6,996)
Other movements	2,166
Deferred income, ending balance	2,823,833
Other
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	10
Other movements	(10)
Fee for services segment
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	362
Other movements	(324)
Deferred income, ending balance	38
Grants
Disclosure of Deferred Income [Line Items]
Other movements	2,500
Deferred income, ending balance	2,500
Collaboration agreement for filgotinib | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	780,261
Significant financing component	8,728
Revenue recognition of upfront/license fees	(67,992)
Revenue recognition of milestones	(6,996)
Deferred income, ending balance	714,001
Gilead collaboration agreement for drug discovery platform | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	2,220,013
Revenue recognition of upfront/license fees	(112,719)
Deferred income, ending balance	€ 2,107,294